UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23214

GraniteShares ETF Trust

(Exact name of registrant as specified in charter)

205 Hudson Street, 7th floor
New York, New York 10013

(Address of principal executive offices) (Zip code)

William Rhind

GraniteShares ETF Trust

205 Hudson Street, 7th floor

New York, New York 10013

(Name and address of agent for service)

Copy to:

W. Thomas Conner, Esq.

Vedder Price

1633 Broadway, 31st Floor

New York, NY 10019

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: June 30

Date of reporting period: June 30, 2018

EXPLANATORY NOTE: Registrant is filing this amendment to its Form N-CSR for the fiscal year ended June 30, 2018 originally filed with the Securities and Exchange Commission on September 7, 2018 (Accession Number 0001493152-18-012995). The sole purpose of this amendment is to update item 13(a)(4) of the Exhibits, disclosing change in independent registered public accounting firm.

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

GraniteShares ETF Trust

Annual Report

June 30, 2018

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF

GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF

GraniteShares ETF Trust

1

GraniteShares ETF Trust

Management Discussion of Fund Performance (Unaudited)

THE MARKET ENVIRONMENT

Commodity Market

For the twelve month period ending June 30, 2018 commodities, as measured by the performance of broad based indices, recorded positive returns. For example, The Bloomberg Commodity Index increased 7.35% over this period and the S&P Goldman Sachs Commodity Index increased 30.04%. Increases in energy and base-metal commodity prices were primarily responsible for the positive index returns. OPEC-Russia oil production cutbacks combined with strong global economic growth helped support these commodity sectors.

The energy sector was the best performing sector with WTI (West Texas Intermediate) and Brent crude oil futures prices increasing over 60% and gasoline and heating oil futures prices increasing close to 50% and 40%, respectively.

The base metals sector was the next best performing sector. Nickel was by far the best performing base metal, with nickel futures prices increasing around 55% over the period. Copper and aluminum future prices increased approximately 13% and 9%, respectively.

The agricultural sector was the worst performing sector over this period. Wheat futures prices ended the period down 3% to 8% while corn and soybean futures prices finished the period down approximately 6% and 9%, respectively. Trade war concerns, mainly in the last two months of the period, were primarily responsible for these decreases.

Fixed Income

Over the period July 1, 2017 to June 30, 2018, the U.S Federal Reserve Bank increased its target range on the federal funds rate 3 times. As a result, the interest rate paid on required and excess reserves increased from 1.00% to 1.95% and the target range for the federal funds rate increased from 1.00% - 1.25% to 1.75% - 2.00%. In September 2017, The U.S. Federal Reserve Bank announced it would start normalizing its balance sheet in October 2017 by steadily reducing reinvestment of payments received on its portfolio of Treasury and mortgage-backed securities. Over this same period, the 10-year U.S Treasury rate increased from approximately 2.3% to about 2.9%, after reaching a high of about 3.10% in mid-May 2018.

The tightening monetary policy implemented through both a higher federal funds rate and normalization of its balance sheet was in response to the Federal Reserve Bank’s determination that U.S economic performance had been good and that the labor market had strengthened considerably.

2

GraniteShares ETF Trust

Management Discussion of Fund Performance (Unaudited) (continued)

MANAGER’S ANALYSIS

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF (COMB)

The GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF (the “Fund”) is an actively managed exchange-traded fund (“ETF”) that seeks to provide long-term capital appreciation, primarily through exposure to commodity futures markets. The Fund’s investment strategy is based in part on the Bloomberg Commodity Index (the “BCOM Benchmark”), which is designed to be a highly liquid and broad benchmark for commodities futures investments. The BCOM Benchmark provides broad-based exposure to commodities as an asset class, since no single commodity or commodity sector dominates the BCOM Benchmark. The weightings of the components of the BCOM Benchmark are based on (1) liquidity data, which is the relative amount of trading activity of a particular commodity; (2) production data, which measures the importance of a commodity to the world economy; and (3) diversification rules that attempt to reduce disproportionate weightings of any single commodity. Rather than being driven by micro-economic events affecting one commodity market or sector, the BCOM Benchmark is comprised of futures contracts on a broad basket of underlying commodities, which potentially reduces volatility in comparison with narrower commodity baskets.

Currently, the BCOM Benchmark consists of 22 commodities futures contracts with respect to 20 commodities: aluminum, coffee, copper, corn, cotton, crude oil (WTI and Brent), gold, ULS Diesel, lean hogs, live cattle, natural gas, nickel, silver, soybean meal, soybean oil, soybeans, sugar, unleaded gas, wheat (Chicago and KC (Kansas City) HRW), and zinc. The BCOM Benchmark reflects the return from these commodity futures contracts.

While the Fund generally seeks exposure to the commodity futures markets included in the BCOM Benchmark, the Fund is not an index tracking ETF and will seek to improve its performance, in part through a cash management strategy consisting of investments in investment grade fixed income securities issued by various U.S. public-sector or corporate entities (“Fixed Income Securities”). The Adviser will use such instruments to generate a total return for investors and exercise its discretion in the use of such instruments to seek to optimize the investment performance of the Fund. In addition, the Fund at times may actively select investments with differing maturities from the underlying components of the BCOM Benchmark, may not invest in all of the BCOM Benchmark’s components or in the same proportion as the BCOM Benchmark, may invest in commodity-linked derivative instruments and other commodity-linked instruments outside the BCOM Benchmark, and may emphasize some commodity sectors more than others.

The Fund is called “No K-1” because it is designed to operate differently than commodity-based exchange traded funds that distribute a “Schedule K-1” to shareholders. Schedule K-1 is a tax document that contains information regarding a fund’s income and expenses. Schedule K-1 is a complex form and shareholders may find that preparing tax returns requires additional time or the assistance of a professional tax adviser, at additional expense to the shareholder. In contrast, the Fund is designed to be taxed like a conventional mutual fund and therefore will deliver a “Form 1099” to investors, from which income, gains, and losses can be entered onto the investor’s tax return. To deliver 1099s consistent with applicable tax law, the Fund currently expects to invest in an underlying subsidiary, as discussed below.

The Fund gains exposure to the commodity futures markets by investing in commodity futures contracts (“Commodity Futures”). Because the Fund may not invest directly in commodity futures, the Fund gains exposure to these investments by investing a portion of its assets in the GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Adviser, and the Adviser complies with the provisions of the Investment Company Act of 1940 relating to advisory contracts. Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to commodity futures markets in accordance with applicable rules and regulations. The Subsidiary has the same investment objective and will follow the same general investment policies and restrictions as the Fund. The Fund will invest up to 25% of its total assets in the Subsidiary. The Fund complies with the provisions of the 1940 Act governing capital structure and leverage (Section 18) on an aggregate basis with the Subsidiary. Except as otherwise noted, references to the Fund’s investment strategies and risks include the investment strategies and risks of the Subsidiary.

For the period July 1, 2017 through June 30, 2018 (the fiscal year end of the Fund), on a market price basis, the Fund returned 6.66%. On a net asset value (“NAV”) basis, the Fund returned 7.19%. During the same time period, the BCOM Benchmark returned 5.82%. Additionally, the BCOM Total Return Index returned 7.35%. The BCOM Total Return Index is similar to the BCOM Benchmark except that the BCOM Total Return Index performance includes the return that would be generated in a fully collateralized investment in the BCOM Benchmark. This combines the returns of the BCOM Benchmark with the returns on cash collateral invested in Treasury Bills.

3

GraniteShares ETF Trust

Management Discussion of Fund Performance (Unaudited) (continued)

Positions that contributed most significantly to the Fund’s return included the WTI Crude Oil (CME), Brent Crude oil (ICE), Gasoline (CME), and Heating Oil (CME) futures contracts (combined portfolio weight of 25.6%) and Nickel (LME), Aluminum (LME), Copper (CME) futures contracts (combined portfolio weight of 14.0%). Positions that detracted most significantly from the Fund’s return included Live Cattle (CME) and Lean Hogs (CME) futures contracts (portfolio weight of 6.1%), the Kansas Wheat (CME), Corn (CME), Soybean (CME) and Soybean Oil (CME) futures contracts (combined portfolio weight 15.3%) and the Sugar (CME) and Coffee (CME) futures contracts (combined portfolio weight of 5.1%)

Percentage Weight* (% of Fund’s Net Assets as of June 30, 2018)
Asset Class	Fund Percentage Weight By Sector**
Commodities
	Energy	34.0%
	Agriculture	34.9%
	Base Metals	16.6%
	Precious Metals	14.5%

*Based on notional value of futures contracts.

** Allocations are subject to change.

GROWTH OF $10,000 INVESTMENT

For the period May 19, 2017* to June 30, 2018

HISTORICAL PERFORMANCE
Total Return as of June 30, 2018
	1 Year	Since Inception 5/19/2017*

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF NAV	7.19%	4.07%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF Market Price**	6.66%	4.09%
Bloomberg Commodity Index	5.82%	2.85%

4

GraniteShares ETF Trust

Management Discussion of Fund Performance (Unaudited) (continued)

Total Annual Fund Operating Expenses were 0.25%. Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the fund’s most recent month end performance, please call 1(844) 476-8747 or visit www.graniteshares.com.

*	Commencement of operations.
**	The price used to calculate market return (‘‘Market Price’’) is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times. Total returns are calculated using the daily 4:00 pm midpoint between the bid and offer. Shares are bought and sold at market price, not NAV and are not individually redeemed from the Fund.

-	Boomberg Commodity Index - is a broad-based index providing exposure to commodities as an asset class, with no single commodity or commodity sector dominating the index. Currently, the BCOM Benchmark consists of 22 commodities futures contracts with respect to 20 commodities: aluminum, coffee, copper, corn, cotton, crude oil (WTI and Brent), gold, ULS Diesel, lean hogs, live cattle, natural gas, nickel, silver, soybean meal, soybean oil, soybeans, sugar, unleaded gas, wheat (Chicago and KC HRW), and zinc. The BCOM Benchmark reflects the return from these commodity futures contracts.
-	An investor can not invest directly in an unmanaged index. Indexes do not reflect fees and/or expenses.
-	Investing involves market risk, including the potential loss of principal. Investing in commodities is speculative, can be extremely volatile and may not be suitable for all investors. There are no assurances that the investment objective and strategies of the funds will be achieved. You could lose money by investing in the exchange-traded funds. Past performance does not guarantee future performance results.

5

GraniteShares ETF Trust

Management Discussion of Fund Performance (Unaudited) (continued)

MANAGER’S ANALYSIS

GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF (COMG)

The GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF (the “Fund”) is an actively managed exchange- traded fund (“ETF”) that seeks to provide long-term capital appreciation, primarily through exposure to commodity futures markets. The Fund’s investment strategy is based in part on the S&P GSCI Index (the “GSCI Benchmark”), which is designed to be a measure of commodity market performance over time.

The commodity futures contracts represented in the GSCI Benchmark are weighted based on global production values to reflect the relative significance of the physical commodities underlying such commodity futures contracts to the world economy.

Currently, the GSCI Benchmark consists of 24 commodities futures contracts with respect to 22 commodities: crude oil (WTI and Brent), corn, live cattle, wheat (Chicago and Kansas), heating oil, gasoil, gold, copper, RBOB gasoline, soybeans, natural gas, aluminum, lean hogs, sugar, cotton, feeder cattle, coffee, zinc, lead, nickel, cocoa and silver. The GSCI Benchmark reflects the return from these commodity futures contracts.

While the Fund generally seeks exposure to the commodity futures markets included in the GSCI Benchmark, the Fund is not an index tracking ETF and seeks to improve its performance, in part through a cash management strategy consisting of investments in investment grade fixed income securities issued by various U.S. public-sector or corporate entities (“Fixed Income Securities”). The Adviser will use such instruments to generate a total return for investors and exercise its discretion in the use of such instruments to seek to optimize the investment performance of the Fund. In addition, the Fund at times may actively select investments with differing maturities from the underlying components of the GSCI Benchmark, may not invest in all of the GSCI Benchmark’s components or in the same proportion as the GSCI Benchmark, may invest in commodity-linked derivative instruments and other commodity-linked instruments outside the GSCI Benchmark, and may emphasize some commodity sectors more than others.

The Fund is called “No K-1” because it is designed to operate differently than commodity-based exchange traded funds that distribute a “Schedule K-1” to shareholders. Schedule K-1 is a tax document that contains information regarding a fund’s income and expenses. Schedule K-1 is a complex form and shareholders may find that preparing tax returns requires additional time or the assistance of a professional tax adviser, at additional expense to the shareholder. In contrast, the Fund is designed to be taxed like a conventional mutual fund and therefore will deliver a “Form 1099” to investors, from which income, gains, and losses can be entered onto the investor’s tax return. To deliver 1099s consistent with applicable tax law, the Fund currently expects to invest in an underlying subsidiary, as discussed below.

The Fund gains exposure to the commodity futures markets by investing initially in commodity futures contracts (“Commodity Futures”). The Fund does will not invest directly in Commodity Futures. The Fund expects to gain exposure to these investments by investing a portion of its assets in the GraniteShares GSCI Cayman Limited, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Adviser, and the Adviser complies with the provisions of the Investment Company Act of 1940 relating to advisory contracts. Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to commodity futures markets in accordance with applicable rules and regulations. The Subsidiary has the same investment objective and will follow the same general investment policies and restrictions as the Fund. The Fund will invest up to 25% of its total assets in the Subsidiary. The Fund complies with the provisions of the 1940 Act governing capital structure and leverage (Section 18) on an aggregate basis with the Subsidiary. Except as otherwise noted, references to the Fund’s investment strategies and risks include the investment strategies and risks of the Subsidiary.

For the period July 1, 2017 through June 30, 2018 (the fiscal year end of the Fund), on a market price basis, the Fund returned 30.03%. On a net asset value (“NAV”) basis, the Fund returned 29.08%. During the same period, the GSCI Benchmark returned 30.04%. Additionally, the S&P GSCI Total Return Index returned 30.04%. The S&P GSCI Total Return Index is similar to the GSCI Benchmark except that the S&P GSCI Total Return Index performance includes the return that would be generated in a fully collateralized investment in the GSCI Benchmark as well as reflecting the positive or negative returns that would be generated over time by rolling each underlying futures contract forward as it approaches expiration to the next expiring contract month.

For the period July 1, 2017 through June 30, 2018, the Fund invested in the GSCI Index futures instead of the individual futures contracts comprising the GSCI Benchmark. The GSCI Index futures track the underlying futures contracts comprising the S&P GSCI Spot Index. The weightings of the futures contracts in the S&P GSCI Spot Index are the same as those in the GSCI Benchmark.

6

GraniteShares ETF Trust

Management Discussion of Fund Performance (Unaudited) (continued)

Futures positions comprising the GSCI Spot Index that contributed most significantly to the Fund’s return included the WTI Crude Oil (CME), Brent Crude oil (ICE), Gasoline (CME), Gasoil (CME) and Heating Oil (CME) futures contracts (combined portfolio weight of 60.5%) and Nickel (LME), Aluminum (LME), Copper (LME) futures contracts (combined portfolio weight of 8.4%). Positions that detracted most significantly from the Fund’s return included Live Cattle (CME) and Lean Hogs (CME) futures contracts (portfolio weight of 5.3%) and the Kansas Wheat (CME), Corn (CME), Soybean (CME) and Sugar (CME) futures contracts (combined portfolio weight 10.3%).

Percentage Weight* (% of Fund’s Net Assets as of June 30, 2018)
Asset Class	Fund Percentage Weight By Sector**
Commodities
	Energy	66.3%
	Agriculture	20.1%
	Base Metals	9.9%
	Precious Metals	3.7%

*Based on notional value of futures contracts.

** Allocations are subject to change.

GROWTH OF $10,000 INVESTMENT

For the period May 19, 2017* to June 30, 2018

HISTORICAL PERFORMANCE
Total Return as of June 30, 2018
	1 Year	Since Inception 5/19/2017*

GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF NAV	29.08%	19.65%
GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF Market Price**	30.03%	19.73%
S&P GSCI Index	30.04%	21.91%

7

GraniteShares ETF Trust

Management Discussion of Fund Performance (Unaudited) (continued)

Total Annual Fund Operating Expenses were 0.35%. Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the fund’s most recent month end performance, please call 1(844) 476-8747 or visit www.graniteshares.com.

*	Commencement of operations.
**	The price used to calculate market return (‘‘Market Price’’) is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times. Total returns are calculated using the daily 4:00 pm midpoint between the bid and offer. Shares are bought and sold at market price, not NAV and are not individually redeemed from the Fund.

-	S&P Goldman Sachs Commodity Index - is a broad-based index designed to be a measure of commodity market performance over time. The commodity futures contracts represented in the GSCI Benchmark are weighted based on global production values to reflect the relative significance of the physical commodities underlying such commodity futures contracts to the world economy. Currently, the GSCI Benchmark consists of 24 commodities futures contracts with respect to 22 commodities: crude oil, corn, live cattle, wheat, heating oil, gasoil, gold, copper, RBOB gasoline, soybeans, natural gas, aluminum, lean hogs, sugar, cotton, feeder cattle, coffee, zinc, lead, nickel, cocoa and silver.
-	An investor can not invest directly in an unmanaged index. Indexes do not reflect fees and/or expenses.
-	Investing involves market risk, including the potential loss of principal. Investing in commodities is speculative, can be extremely volatile and may not be suitable for all investors. There are no assurances that the investment objective and strategies of the funds will be achieved. You could lose money by investing in the exchange-traded funds. Past performance does not guarantee future performance results.

8

Shareholder Expense Example (Unaudited)

June 30, 2018

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The expense examples are based on an investment of $1,000 invested at January 1, 2018 and held for the entire period ended June 30, 2018.

ACTUAL EXPENSES

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under the Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2018	Ending Account Value 6/30/2018	Annualized Expense Ratio for the Period	Expenses Paid During the Period(1)
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Actual	$1,000.00	$996.50	0.26%	$1.29
Hypothetical (5% return before expenses)	$1,000.00	$1,023.51	0.26%	$1.30

GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF
Actual	$1,000.00	$1,100.60	0.36%	$1.88
Hypothetical (5% return before expenses)	$1,000.00	$1,023.01	0.36%	$1.81

(1)Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six month period).

See accompanying notes to the consolidated financial statements.

9

GraniteShares ETF Trust

Consolidated Schedule of Investments

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF

June 30, 2018

Investments	Principal	Value
U.S. TREASURY OBLIGATIONS – 98.3%(a)
U.S. Treasury Bill, 1.59%, 07/12/18(b)	$1,250,000	$1,249,420
U.S. Treasury Bill, 1.73%, 07/12/18(b)	125,000	124,942
U.S. Treasury Bill, 1.63%, 07/19/18(b)	2,575,000	2,572,893
U.S. Treasury Bill, 1.82%, 07/19/18(b)	200,000	199,837
U.S. Treasury Bill, 1.62%, 07/26/18(b)	2,650,000	2,646,957
U.S. Treasury Bill, 1.63%, 07/26/18(b)	460,000	459,472
U.S. Treasury Bill, 1.62%, 08/02/18	3,700,000	3,694,251
U.S. Treasury Bill, 1.64%, 08/02/18	1,050,000	1,048,368
U.S. Treasury Bill, 1.72%, 08/09/18(b)	2,000,000	1,996,163
U.S. Treasury Bill, 1.89%, 08/09/18(b)	1,510,000	1,507,103
U.S. Treasury Bill, 1.89%, 08/16/18(b)	2,250,000	2,244,881
U.S. Treasury Bill, 1.90%, 08/16/18(b)	250,000	249,431
U.S. Treasury Bill, 1.89%, 08/23/18	2,500,000	2,493,432
U.S. Treasury Bill, 1.90%, 08/30/18(b)	1,800,000	1,794,528
U.S. Treasury Bill, 1.91%, 08/30/18(b)	770,000	767,659
U.S. Treasury Bill, 1.92%, 09/06/18	450,000	448,455
U.S. Treasury Bill, 1.92%, 09/13/18	550,000	547,909
U.S. Treasury Bill, 1.93%, 09/13/18	940,000	936,426
U.S. Treasury Bill, 1.90%, 10/04/18(b)	300,000	298,504
U.S. Treasury Bill, 1.91%, 10/04/18(b)	1,600,000	1,592,022
U.S. Treasury Bill, 2.03%, 10/25/18	1,100,000	1,093,200
U.S. Treasury Bill, 2.02%, 11/01/18(b)	1,575,000	1,564,512
Total United States Treasury Obligations (Cost $29,529,802)		29,530,365
Total Investments – 98.3%
(Cost $29,529,802)		29,530,365
Other Assets in Excess of Liabilities – 1.7%		521,278
Net Assets – 100.0%		$30,051,643

(a)	Represents zero coupon bonds. Rates shown reflects the effective yield.
(b)	A portion or all of the security is owned by GraniteShares BCOM Cayman Limited., a wholly-owned subsidiary of the Fund. See Note 1.

See accompanying notes to the consolidated financial statements.

10

GraniteShares ETF Trust

Consolidated Schedule of Investments

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF (continued)

June 30, 2018

At June 30, 2018, open futures contracts purchased were as follows:

Description	Number of Contracts	Expiration Date	Contract Type	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
Brent Crude(a)	34	7/31/2018	Long	$2,693,820	$110,550	$110,550	$–
Coffee ‘C’(a)	16	9/18/2018	Long	690,600	(23,250)	–	(23,250)
Copper(a)	26	9/26/2018	Long	1,927,900	(208,025)	–	(208,025)
Corn(a)	103	9/14/2018	Long	1,851,425	(126,237)	–	(126,237)
Cotton No. 2(a)	11	12/06/2018	Long	461,560	(47,180)	–	(47,180)
Crude Oil(a)	35	8/21/2018	Long	2,536,100	235,130	235,130	–
Gasoline RBOB(a)	15	8/31/2018	Long	1,343,223	31,941	31,941	–
Gold 100 OZ(a)	27	8/29/2018	Long	3,387,150	(183,010)	–	(183,010)
KC Hard Red Winter Wheat(a)	18	9/14/2018	Long	439,650	(62,437)	–	(62,437)
Lean Hogs(a)	22	8/14/2018	Long	672,760	(8,390)	–	(8,390)
Live Cattle(a)	27	8/31/2018	Long	1,152,630	27,580	27,580	–
LME Nickel(a)	(11)	7/16/2018	Short	(979,143)	34,590	34,590	–
LME Nickel(a)	11	7/16/2018	Long	979,143	78,855	78,855	–
LME Nickel(a)	11	9/17/2018	Long	983,037	(33,987)	–	(33,987)
LME Primary Aluminum(a)	26	7/16/2018	Long	1,406,600	(31,506)	–	(31,506)
LME Primary Aluminum(a)	(26)	7/16/2018	Short	(1,406,600)	100,463	100,463	–
LME Primary Aluminum(a)	24	9/17/2018	Long	1,279,050	(100,063)	–	(100,063)
LME Zinc(a)	12	7/16/2018	Long	867,450	(91,938)	–	(91,938)
LME Zinc(a)	(12)	7/16/2018	Short	(867,450)	93,256	93,256	–
LME Zinc(a)	11	9/17/2018	Long	785,675	(94,219)	–	(94,219)
Natural Gas(a)	86	8/29/2018	Long	2,494,860	(4,860)	–	(4,860)
NY Harbour ULSD(a)	12	8/31/2018	Long	1,116,965	19,232	19,232	–
Silver(a)	12	9/26/2018	Long	971,880	(46,485)	–	(46,485)
Soybean(a)	36	11/14/2018	Long	1,584,000	(176,713)	–	(176,713)
Soybean Meal(a)	28	12/14/2018	Long	923,720	(76,560)	–	(76,560)
Soybean Oil(a)	40	12/14/2018	Long	713,760	(32,784)	–	(32,784)
Sugar #11(a)	62	9/28/2018	Long	850,640	(19,051)	–	(19,051)
Wheat (CBD)(a)	45	9/14/2018	Long	1,127,812	(84,713)	–	(84,713)
Total Futures Contracts				$29,988,217		$731,597	$(1,451,408)
Net Unrealized Appreciation (Depreciation)							$(719,811)

(a)	A portion or all of the security is owned by GraniteShares BCOM Cayman Limited., a wholly-owned subsidiary of the Fund. See Note 1.

See accompanying notes to the consolidated financial statements.

11

GraniteShares ETF Trust

Consolidated Schedule of Investments

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF (continued)

June 30, 2018

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
U.S. Treasury Obligations	$29,530,365	$–	$–	$29,530,365
Other Investments
Futures	731,597	–	–	731,597
Total	$30,261,962	$–	$–	$30,261,962
Liability Valuation Inputs
Other Investments
Futures	$1,451,408	$–	$–	$1,451,408
Total	$1,451,408	$–	$–	$1,451,408

For the year ended June 30, 2018, there were no transfers between any levels. As of June 30, 2018 there were no Level 3 investments held in the Fund.

See accompanying notes to the consolidated financial statements.

12

GraniteShares ETF Trust

Consolidated Schedule of Investments

GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF

June 30, 2018

Investments	Principal	Value
U.S. TREASURY OBLIGATIONS – 97.6%(a)
U.S. Treasury Bill, 1.71%, 07/05/18	$750,000	$749,897
U.S. Treasury Bill, 1.63%, 07/26/18	85,000	84,902
U.S. Treasury Bill, 1.67%, 08/09/18	2,600,000	2,595,012
U.S. Treasury Bill, 1.90%, 08/16/18(b)	225,000	224,488
U.S. Treasury Bill, 1.90%, 08/30/18	475,000	473,556
U.S. Treasury Bill, 1.91%, 08/30/18(b)	200,000	199,392
U.S. Treasury Bill, 1.92%, 09/06/18	700,000	697,597
U.S. Treasury Bill, 1.93%, 09/13/18	1,360,000	1,354,829
U.S. Treasury Bill, 1.88%, 09/20/18(b)	200,000	199,169
U.S. Treasury Bill, 1.92%, 09/27/18	775,000	771,479
U.S. Treasury Bill, 2.03%, 11/01/18(b)	150,000	149,001
Total United States Treasury Obligations (Cost $7,499,309)		7,499,322

Total Investments – 97.6% (Cost $7,499,309)		7,499,322
Other Assets in Excess of Liabilities – 2.4%		183,803
Net Assets – 100.0%		$7,683,125

(a)	Represents zero coupon bonds. Rates shown reflects the effective yield.
(b)	A portion or all of the security is owned by GraniteShares GSCI Cayman Limited., a wholly-owned subsidiary of the Fund. See Note 1.

At June 30, 2018, open future contracts purchased was as follows:

Description	Number of Contracts	Expiration Date	Contract Type	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
GOLDMAN SACHS Index(a)	63	7/17/2018	Long	$7,671,825	$171,150	$171,150	$–

(a)	A portion or all of the security is owned by GraniteShares GSCI Cayman Limited., a wholly-owned subsidiary of the Fund. See Note 1.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
U.S. Treasury Obligations	$7,499,322	$–	$–	$7,499,322
Other Investments
Futures	171,150	–	–	171,150
Total	$7,670,472	$–	$–	$7,670,472

For the year ended June 30, 2018, there were no transfers between any levels. As of June 30, 2018 there were no Level 3 investments held in the Fund.

See accompanying notes to the consolidated financial statements.

13

GraniteShares ETF Trust

Consolidated Statements of Assets and Liabilities

June 30, 2018

	GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF
Assets:
Investments at cost	$29,529,802	$7,499,309
Investments at value	$29,530,365	$7,499,322
Cash	45,078	52,411
Due from broker	1,214,065	165,906
Unrealized appreciation on open futures contracts	731,597	171,150
Other assets	2,521	2,521
Total Assets	31,523,626	7,891,310
Liabilities:
Securities purchased payable	—	199,169
Advisory fees payable	11,219	4,409
Trustees’ fees payable	1,667	1,667
CCO fees payable	7,689	2,940
Unrealized depreciation on open future contracts	1,451,408	—
Total Liabilities	1,471,983	208,185
Net Assets	$30,051,643	$7,683,125

Net Assets Consist of:
Paid-in capital	$30,625,315	$6,477,703
Undistributed net investment income	145,591	1,034,492
Undistributed net realized gain (loss)	(15)	(233)
Net unrealized appreciation (depreciation)	(719,248)	171,163
Net Assets	$30,051,643	$7,683,125

Shares Outstanding	1,152,000	252,000
Net Asset Value per share:	$26.09	$30.49

See accompanying notes to the consolidated financial statements.

14

GraniteShares ETF Trust

Consolidated Statements of Operations

June 30, 2018

	GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF
	Year Ended June 30, 2018	Year Ended June 30, 2018
Investment Income:
Interest	$225,874	$64,898
Total Investment Income	225,874	64,898
Expenses:
Advisory fees	38,060	16,177
Tax fees	30	30
Trustees’ fees	10,131	10,126
CCO fees	30,350	14,254
Total Expenses	78,571	40,587
Expense Reimbursement	(37,637)	(23,367)
Net Expenses	40,934	17,220
Net Investment Income	184,940	47,678
Net Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	(16,211)	(4,790)
Futures contracts	660,201	843,425
Net realized gain	643,990	838,635
Net change in unrealized appreciation (depreciation) on:
Investments	474	(68)
Future contracts	(714,683)	153,437
Net change in unrealized appreciation (depreciation)	(714,209)	153,369
Net Realized and Unrealized Gain (Loss)	(70,219)	992,004
Net Increase in Net Assets Resulting from Operations	$114,721	$1,039,682

See accompanying notes to the consolidated financial statements.

15

GraniteShares ETF Trust

Consolidated Statements of Changes in Net Assets

June 30, 2018

	GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF		GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF
	Year Ended June 30, 2018	For the Period from May 19, 2017(a) to June 30, 2017	Year Ended June 30, 2018	For the Period from May 19, 2017(a) to June 30, 2017
Operations:
Net investment income	$184,940	$1,421	$47,678	$1,184
Net realized gain (loss)	643,990	(76,241)	838,635	(155,904)
Net change in unrealized gain (loss)	(714,209)	(5,039)	153,369	17,794
Net Increase (Decrease) in Net Assets Resulting from Operations	114,721	(79,859)	1,039,682	(136,926)

Distributions to shareholders:
From net investment income	(20,807)	—	(6,519)	—
Total distributions to shareholders	(20,807)	—	(6,519)	—

From share transactions:
Proceeds from sales of shares	28,816,954	4,979,631	8,175,050	2,550,000
Cost of shares redeemed	(1,346,661)	(2,412,336)	(3,938,162)	—
Net increase in net assets resulting from share transactions	27,470,293	2,567,295	4,236,888	2,550,000
Total Increase in net assets	27,564,207	2,487,436	5,270,051	2,413,074

Net Assets:
Beginning of year/period	2,487,436	—	2,413,074	—
End of year/period	$30,051,643	$2,487,436	$7,683,125	$2,413,074
Undistributed net investment income	$145,591	$1,277	$1,034,492	$1,040

Changes in Shares Outstanding:
Shares outstanding, beginning of year/period	102,000	—	102,000	—
Shares sold	1,100,000	202,000	300,000	102,000
Shares redeemed	(50,000)	(100,000)	(150,000)	—
Shares outstanding, end of year/period	1,152,000	102,000	252,000	102,000

(a)	Commencement of operations.

See accompanying notes to the consolidated financial statements.

16

GraniteShares ETF Trust

Consolidated Financial Highlights

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	Year Ended June 30, 2018	For the Period May 19, 2017(a) to June 30, 2017
Operating Performance:
Net asset value, beginning of year/period	$24.39	$25.00
Net investment income(b)	0.32	0 .01
Net realized and unrealized gain (loss) (c)	1.43	(0 .62)
Total gain (loss) from investment operations	1.75	(0 .61)
Less distributions from:
Net investment income	(0 .05)	—
Net asset value, end of year/period	$26.09	$24.39
Total Return(d)	7.19%	(2.46	)%(e)
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of year/period (in 000’s)	$30,052	$2,487
Ratio of net investment income to average net assets	1.21%	0.49	%(f)
Ratio of operating expenses before waivers/reimbursements	0.52%	1.85	%(f)
Ratio of net operating expenses net of waivers/reimbursements	0.27%	0.30	%(f)
Portfolio turnover rate	—%	—%

(a)	Commencement of operations.
(b)	Per share data is calculated using the average daily shares outstanding method.
(c)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Consolidated Statements of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(d)	Total return would have been lower if certain fees had not been reimbursed by the Advisor.
(e)	Not annualized.
(f)	Annualized.

See accompanying notes to the consolidated financial statements.

17

GraniteShares ETF Trust

Consolidated Financial Highlights

GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF	Year Ended June 30, 2018	For the Period May 19, 2017(a) to June 30, 2017
Operating Performance:
Net asset value, beginning of year/period	$23.66	$25.00
Net investment income(b)	0.28	0.01
Net realized and unrealized gain (loss)(c)	6.59	(1.35)
Total gain (loss) from investment operations	6.87	(1.34)
Less distributions from:
Net investment income	(0.04)	—
Net asset value, end of year/period	$30.49	$23.66
Total Return(d)	29.08%	(5.37	)%(e)
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of year/period (in 000’s)	$7,683	$2,413
Ratio of net investment income to average net assets	1.03%	0.45	%(f)
Ratio of operating expenses before waivers/reimbursements	0.88%	2.12	%(f)
Ratio of net operating expenses net of waivers/reimbursements	0.37%	0.40	%(f)
Portfolio turnover rate	—%	—%

(a)	Commencement of operations.
(b)	Per share data is calculated using the average daily shares outstanding method.
(c)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Consolidated Statements of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(d)	Total return would have been lower if certain fees had not been reimbursed by the Advisor.
(e)	Not annualized.
(f)	Annualized.

See accompanying notes to the consolidated financial statements.

18

Notes to Consolidated Financial Statements

June 30, 2018

1. ORGANIZATION

The GraniteShares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2016. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). GraniteShares Advisors LLC (the “Adviser”) serves as investment adviser to the Funds. Each Fund is a non-diversified series of a management investment company under the 1940 Act. The Trust is an open-end management investment company currently consisting of three investment series, of which two are presented below (each, a “Fund,” and collectively, the “Funds”) and presented herein. The remaining Fund in the Trust is presented separately.

Fund	Commencement of Operations
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	May 19, 2017
GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF	May 19, 2017

Consolidated Subsidiary

GraniteShares Bloomberg Commodity Broad Strategy no K-1 ETF and GraniteShares S&P GSCI Commodity Broad Strategy no K-1 ETF invest in certain commodity-related investments through GraniteShares BCOM Cayman Limited and GraniteShares GSCI Cayman Limited respectively, wholly-owned subsidiaries (each, a “Subsidiary”: collectively, the “Subsidiaries”).

The following table reflects the net assets of each Subsidiary as a percentage of each Fund’s net assets at June 30, 2018:

Fund	Wholly Owned Subsidiary	Value	Percentage of Fund’s Net Assets
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	GraniteShares BCOM Cayman Limited	$2,906,955	9.7%
GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF	GraniteShares GSCI Cayman Limited	$930,557	12.1%

The financial statements have been consolidated and include accounts of the Funds and the Subsidiaries. Accordingly, all inter-company transactions and balances have been eliminated.

2. SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Funds follow the accounting and reporting guidance in the Accounting Standards Codifications 946, “Financial Services—Investment Companies” issued by the U.S. Financial Accounting Standards Board.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as each Fund is informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds distribute all or substantially all of their net investment income to shareholders in the form of dividends.

Futures contracts: The GraniteShares Bloomberg Commodity Broad Strategy no K-1 ETF and The GraniteShares S&P GSCI Commodity Broad Strategy no K-1 ETF, through their Subsidiaries, invest in a combination of exchange-listed commodity futures contracts in the normal course of pursuing their investment objectives. A futures contract is a financial instrument in which a party agrees to pay a fixed price for securities or commodities at a specified future date. Futures contracts are traded at market prices on exchanges pursuant to terms common to all market participants. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent fluctuations in the value of the contract are recorded for financial statement purposes as unrealized gains or losses by the Funds and variation margin receivable or payable. Payments received or paid by the Funds adjust the variation margin accounts. When a contract is closed, the Funds record a realized gain or loss.

19

Notes to Consolidated Financial Statements (continued)

June 30, 2018

Futures contracts may be highly volatile. Price movements may be sudden and extreme, and are influenced by a variety of factors including, among other things, changing supply and demand relationships; climate; government agricultural, trade, fiscal, monetary and exchange control programs and policies; national and international political and economic events; crop diseases; the purchasing and marketing programs of different nations; and changes in interest rates.

Open futures contracts at June 30, 2018 are listed in the Consolidated Schedules of Investments. As of June 30, 2018 the balance of margin deposited with the broker by the GraniteShares Bloomberg Commodity Broad Strategy no K-1 ETF, and the GraniteShares S&P GSCI Commodity Broad Strategy no K-1 ETF, was $1,214,064, and $165,906, respectively, as presented on the consolidated statement of operations as due from broker. At June 30, 2018 the GraniteShares Bloomberg Commodity Broad Strategy no K-1 ETF had variation margin payable to the broker of $494,254, and the GraniteShares S&P GSCI Commodity Broad Strategy no K-1 ETF had variation margin receivable from broker in the amount of $171,150. The variation margin payable/receivable is represented by the difference between the balance of margin on deposit with the broker and the unrealized appreciation/depreciation on open futures contracts as of June 30, 2018.

3. SECURITIES VALUATION

Investment Valuation: Each Fund calculates its net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).

If a market quotation is not readily available or is deemed not to reflect market value, GraniteShares Advisors LLC, (the “Adviser”) determines the price of the security held by each Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board of Trustees (the “Board”). In addition, each Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s NAV is calculated. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of the last bid and asked prices, if available, and otherwise at the closing bid price. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre- established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of each Fund net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” A variety of factors may be considered in determining the fair value of such securities.

Valuing the Funds’ investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

Fair Valuation Measurement

The Financial Accounting Standards Board established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

20

Notes to Consolidated Financial Statements (continued)

June 30, 2018

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund’s investments at June 30, 2018, is disclosed at the end of each Fund’s Consolidated Schedule of Investments.

4. ADVISORY AND OTHER AGREEMENTS

Advisory and Other Fees: The Funds pay to the Adviser, a related party, a fee calculated daily and payable monthly an annual rate (stated as a percentage of the average daily net assets of each Fund) in return for providing investment management and supervisory services as follows:

Fund	Management Fees
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	0.25%
GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF	0.35%

Pursuant to the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of the Independent Trustees; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature; (ix) any fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to the Adviser under the Advisory Agreement.

The Adviser has contractually agreed to waive or reduce its fees and to reimburse each Fund for its expenses until October 31, 2020, so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, expenses related to short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) of the BCOM Fund and the GSCI Fund are limited to 0.25% and 0.35%, respectively. Prior to February 26, 2018, the expense limitation of the BCOM Fund and the GSCI Fund were limited to 0.30% and 0.40%, respectively. During the period ended June 30, 2018, the BCOM Fund and GSCI Fund reimbursed $35,339 and $25,795, respectively.

Administrator, Custodian, Accounting Agent and Transfer Agent Services: The Bank of New York Mellon (in each capacity, the “Administrator”, “Custodian,” “Accounting Agent” or “Transfer Agent”) serves as the Funds’ Administrator, Custodian, Accounting Agent and Transfer Agent pursuant to the Funds Administration and Accounting Agreement. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Distribution and Service Fees: Foreside Fund Services, LLC. (“Distributor”) serves as the Funds’ distributor. The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, the Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of its average net assets in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. No distribution fees are currently charged to the Funds; there are no plans to impose these fees.

21

Notes to Consolidated Financial Statements (continued)

June 30, 2018

Share Transactions

The Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. A Creation Unit consists of 50,000 shares. Purchases of Creation Units are made by tendering a basket of designated stocks to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

5. INVESTMENT TRANSACTIONS

There were no cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the year ended June 30, 2018.

6. VALUATION OF DERIVATIVE INSTRUMENTS

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations. The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective.

The following is the location and each Fund’s fair values of derivative investments disclosed, if any, in the Consolidated Statements of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2018:

Fund	Asset Derivatives:	Commodity Risk
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	Unrealized appreciation on futures contracts (1)	$731,597
GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF	Unrealized appreciation on futures contracts (1)	171,150

Fund	Liability Derivatives:	Commodity Risk
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	Unrealized depreciation on futures contracts (1)	$1,451,408

(1) Included within net appreciation (depreciation) as reported in the Consolidated Statements of Assets and Liabilities.

The following is the location and the effect of derivative investments, if any, on each of the fund’s Consolidated Statements of Operations, categorized by primary market risk exposure during the year ended June 30, 2018:

Fund	Realized Gain (Loss)	Commodity Risk
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	Futures contracts	$660,201
GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF	Futures contracts	843,425

Fund	Change in Unrealized Gain (Loss):	Commodity Risk
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	Futures contracts	$(714,683)
GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF	Futures contracts	153,437

22

Notes to Consolidated Financial Statements (continued)

June 30, 2018

The following is a summary of the average volume derivative activity for the year ended June 30, 2018:

	GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF
Futures contracts:
Average notional value of contracts	$16,821,057	$4,801,190

For the purpose of this calculation, the absolute value of quarterly outstanding notional amounts were used.

7. FEDERAL INCOME TAX MATTERS

The Funds intend to qualify as a ‘‘regulated investment company’’ under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to Federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the consolidated financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are ‘‘more-likely-than-not’’ of being sustained by the applicable tax authority. Tax positions not deemed to meet the more than- likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years, as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

At June 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Fund	Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	$29,529,802	$1,598	$(1,035)	$563
GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF	7,499,309	376	(363)	13

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to investments in pass through entities.

At June 30, 2018, the components of undistributed or accumulated earnings (loss) on a tax-basis were as follows:

Fund	Undistributed Net Investment Income (Loss)	Accumulated Capital and Other Gains (Losses)	Net Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	$145,591	$(15)	$(719,248)	$(573,672)
GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF	1,034,492	(233)	171,163	1,205,422

At June 30, 2018, the effect of permanent book/tax reclassifications resulted in increase (decrease) to the components of net assets were as follows:

Fund	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains (Accumulated Losses)	Paid-In Capital
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	$(19,819)	$(643,989)	$663,808
GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF	992,293	(838,857)	(153,436)

23

Notes to Consolidated Financial Statements (continued)

June 30, 2018

8. INDEMNIFICATION

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. Management expects this risk of loss due to be remote.

9. PRINCIPAL RISKS

In the normal course of business, each Fund makes investments in financial instruments where the risk of potential loss exists due to changes in the market. The following is a description of select risks of investing in the Funds.

Fixed Income Securities. The Fund will invest in Fixed Income Securities. The Fixed Income Securities in which the Fund may invest include U.S. government securities, U.S. government agency securities, corporate bonds, debentures and notes, mortgage-backed and other asset-backed securities, event-linked bonds, bank certificates of deposit, fixed time deposits, bankers’ acceptances, commercial paper and other short-term fixed income securities with maturities of up to two years. The Fund’s Fixed Income Securities earn interest income for the Fund and can be used as collateral (also referred to as “margin”) for the Fund’s investments in Commodity Futures. The Fund does not target a specific duration or maturity for the debt securities in which it invests. The average duration of the portfolio of Fixed Income Securities will vary based on interest rates.

Commodity-linked derivative instruments: Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. A commodity-linked instrument is a financial instrument whose value is linked to the price movement of an underlying commodity or commodity index. The value of commodity-linked instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

●	Commodity Futures: The Funds expect to gain exposure to the commodity futures markets initially by investing in Commodity Futures through the Subsidiary. A Commodity Future is a standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of underlying commodity at a specified time and place or, alternatively, may call for cash settlement.

The Funds’ prospectus contains additional information regarding risks associated with investments in the Funds.

10. SUBSEQUENT EVENTS

Effective August 17, 2018, the Board of Trustees of the GraniteShares ETF Trust unanimously approved an amendment to theÚdvisory Agreement with the Adviser, on behalf of GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF and GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF, to adopt a unitary fee of 0.25% and 0.35%, respectively. The unitary fee replaces the current investment advisory fee structure for these Funds, and covers substantially all Fund expenses (excluding interest, taxes, brokerage commissions, expenses related to short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act).

The Funds have evaluated subsequent events through the issuance of the consolidated financial statements and determined that no other events have occurred that require disclosure.

24

GraniteShares ETF Trust

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
GraniteShares ETF Trust :

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of assets and liabilities of GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF and GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF (the “Funds”), each a series of GraniteShares ETF Trust, including the consolidated schedules of investments, as of June 30, 2018, the related consolidated statements of operations for the year then ended, the consolidated statements of changes in net assets for the year then ended and for the period from May 19, 2017 (commencement of operations) through June 30, 2017, and the related notes (collectively, the consolidated financial statements) and the consolidated financial highlights for the year and period in the two-year period then ended. In our opinion, the consolidated financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of June 30, 2018, the results of their operations for the year then ended, and the changes in their net assets and financial highlights for the year and period in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These consolidated financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these consolidated financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements and financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2018, by correspondence with custodians and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more GraniteShares LLC investment companies since 2017.

New York, NY
August 27, 2018

25

GraniteShares ETF Trust

Trustees and Officers

MANAGEMENT OF THE TRUST

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Fund Management ...”

Set forth below are the names, birth years, positions with the Trust, length of term of office, the number of portfolios in the Fund Complex (defined below) overseen, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee, as well as information about each officer of the Trust. The business address of each Trustee and officer of the Trust is 205 Hudson Street, 7th Floor, New York, NY 10013. The “Fund Complex” includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser .

Number of
Portfolios in
Fund
	Position(s) Held		Complex	Other Held by
	with the Trust,		Overseen	Directorships
	Term of Office		By Trustee	Trustee
Name and	and Length of	Principal Occupation(s)	and/or	During Past 5
Year of Birth	Time Served	During Past 5 Years	Officer	Years
Interested Trustees and Officers
William Rhind 1979	Trustee, Chairman of the Board, and President of the Trust (since 2016)(1)	CEO, World Gold Trust Services LLC (sponsor of SPDR Gold Trust) (2013-2016) Managing Director, ETF Securities (investment advisory firm) (2007-2013)	3	Director, University of Bath Foundation (charitable organization)

James R . Nash 1981	Chief Compliance Officer of the Trust (since 2017)	Fund Chief Compliance Officer, Foreside Fund Officer Services, LLC (fund compliance services firm) (2016-present) Senior Associate and Regulatory Advisor, J.P. Morgan Chase Bank, N.A. (2014-2016) Back Officer Product Analyst, Linedata Services (financial services software firm) (2011-2014)	3	None

(1) William Rhind is an interested trustee due to his ownership of shares of, and his position as CEO of, GraniteShares, Inc., the owner of the Adviser.

		Independent Trustees
Steven James Smyser 1973	Independent Trustee of the Trust (since 2017)	CFO, Packet Host, Inc . (information technology firm) (2014-present) Founder, Silver Horse Capital Partners, LLC (hedge fund) (2013-present) Director, Citi (1999-2013)	3	None

Seddik Meziani 1952	Independent Trustee of the Trust (since 2017)	Professor, Montclair State University, New Jersey (1999-present)	3	Member of the Research Advisory Board, ETF Global, LLC (market data and research provider)

26

GraniteShares ETF Trust

Supplemental Information

Quarterly Portfolio Holdings Information

The Funds will be required to file their complete schedule of portfolio holdings with the SEC for their first and third quarters on Form N-Q. Copies of the filings will be available without charge on the SEC’s website at www.sec.gov. You will also be able obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Information

A description of the Funds proxy voting policies and procedures, as well as a record of how the Funds voted proxies during the most recent 12-month period ended June 30, is available without charge upon request by calling 1-844-476-8747. This information will also be available on the SEC’s website at www.sec.gov.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Fund’s website at www.graniteshares.com.

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider the fund’s investment goals, risks, charges and expense before investing. A prospectus contains this and other important information. Please read carefully before investing.

Distributor, Foreside Fund Services, LLC

27

GraniteShares ETF Trust

205 Hudson Street, 7th Floor

New York, NY 10013

GraniteShares ETF Trust

Annual Report

June 30, 2018

GraniteShares HIPS US High Income ETF

GraniteShares ETF Trust

1

GraniteShares ETF Trust

Management Discussion of Fund Performance (Unaudited)

THE MARKET ENVIRONMENT

Pass-Through Securities

For the period July 1, 2017 to June 30, 2018, the performance of pass-through securities was mixed. REITs (Real Estate Investment Trusts), as measured by the Dow Jones REIT Total Return Index, increased 4.9% and closed-end funds, as measured by the FT TaxCEFT Index, increased 2.6% over this period. In contrast, MLP (Master Limited Partnership) and BDC (Business Development Company) performance over this period was negative. MLPs decreased 4.6% as measured by the Alerian MLP Total Return Index and BDCs decreased 1.2% as measured by the S&P BDC Total Return Index.

MLP performance over this period was negatively affected by a FERC (Federal Energy Regulatory Commission) ruling effectively reducing the distributions from many MLPs. However, MLP performance, as measured by the Alerian MLP Total Return Index, finished the period well above of its low of -16% recorded in late March 2018.

REIT performance, as measured by the Dow Jones REIT Total Return Index, was supported by the strength of the U.S. economy combined with a moderate and steady U.S. Federal Reserve Bank tightening policy.

2

GraniteShares ETF Trust

Management Discussion of Fund Performance (Unaudited) (continued)

GraniteShares HIPS US High Income ETF (HIPS)

The GraniteShares HIPS US High Income ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the TFMS HIPS 300 Index (the “Index”).

The Fund employs a “passive management”—or indexing—investment approach designed to track the performance of the Index. The rules-based Index measures the performance of up to 300 high income U.S.-listed securities that typically have “pass-through” structures that require them to distribute substantially all of their earnings to shareholders as cash distributions. This “high income, pass-through” strategy is known as HIPS.

The Index

The Index is constructed to capture up to 300 high income securities, typically with pass-through structures, across the following sectors: (i) closed-end funds (“CEFs”), (ii) mortgage real estate investment trusts (“REITs”), (iii) commercial equity REITs, (iv) residential/diversified REITs, (v) asset management and business development companies (“BDCs”), and (vi) energy production and energy transportation and processing companies. Energy related companies included in the Index are expected to primarily be structured as master limited partnerships (“MLPs”). The instruments in which such CEFs invest may include debt securities of any maturity or quality. CEFs included in the Index are limited to taxable, debt-based funds and may include CEFs that invest primarily in bank loans, high-yield securities (also known as “junk bonds”), foreign securities (including those in emerging markets), and mortgage- or asset-backed securities.

The Index applies a quantitative screen to the securities in such sectors for minimum sector-specific yields relative to the yield of the S&P 500® Index, minimum market capitalizations and minimum liquidity thresholds. The Index may include small-, mid-, and large-capitalization companies meeting the screening criteria.

The Index is rebalanced semi-annually, and securities in the Index are market capitalization weighted at the time of each rebalance. The Index’s exposure to each of the above sectors is capped at 25% of the total Index at the time of each rebalance. Additionally, at the time of each rebalance, the Index’s exposure to an individual security is capped at 20% of the Index’s exposure to that security’s sector.

The Fund’s Investment Strategy

The Fund attempts to invest all, or substantially all, of its assets in the securities that make up the Index. The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index, but may, when the adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics are expected to closely resemble the risk, return and other characteristics of the Index as a whole.

Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities. GraniteShares Advisors LLC (“GraniteShares” or the “Adviser”), the Fund’s investment adviser, expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

For the period July 1, 2017 through June 30, 2018 (the fiscal year end of the Fund), on a market price basis, the Fund returned 1.34%, on a total return basis. On a net asset value (“NAV”) basis, the Fund returned 2.69%, on a total return basis. During the same time period, the TFMS HIPS 300 Total Return Index returned 3.50%. The TFMS HIPS 300 Total Return Index is similar to the TFMS HIPS 300 Index except that the TFMS HIPS 300 Total Return Index performance includes the return that would be generated if all distributions from securities comprising the TFMS HIPS 300 Index were reinvested in the TFMS HIPS 300 Index. The majority of the Fund’s underperformance on a NAV basis relative to the TFMS HIPS 300 Index Total Return Index is a result of fees and operating expenses incurred by the fund as well as slight position differences between the Fund and TFMS HIPS 300 Index.

Positions that contributed most significantly to the Fund’s return included REITs (portfolio weight of 49.8%) and CEFs (portfolio weight of 8.5%). Positions that detracted most significantly from the Fund’s return included MLPs (portfolio weight of 22.3%) and BDCs and Asset Management Companies (combined portfolio weight of 27.3%).

3

GraniteShares ETF Trust

Management Discussion of Fund Performance (Unaudited) (continued)

Percentage Weight (% of Fund’s Net Assets as of June 30, 2018)
Sector	Fund Percentage Weight By Sector*
Asset Mgmt Cos and BDCs	20.2%
Closed End Funds	9.1%
REITs	44.9%
MLPS	24.8%
Cash	1.0%

* Allocations are subject to change.

GROWTH OF $10,000 INVESTMENT

For the period January 6, 2015* to June 30, 2018

HISTORICAL PERFORMANCE

Total Return as of June 30, 2018

	1 Year	3 Year	Since Inception 1/6/2015*

GraniteShares HIPS US High Income ETF NAV	2.69%	5.26%	3.15%
GraniteShares HIPS US High Income ETF Market Price**	1.34%	4.90%	2.91%
TFMS HIPS 300 Index	3.50%	5.91%	4.06%

Total Annual Fund Operating Expenses were 1.42%. Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the fund’s most recent month end performance, please call 1(844) 476-8747 or visit www.graniteshares.com.

*	Commencement of operations.
**	The price used to calculate market return (‘‘Market Price’’) is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times. Total returns are calculated using the daily 4:00 pm midpoint between the bid and offer. Shares are bought and sold at market price, not NAV and are not individually redeemed from the Fund.

-	Dow Jones REIT Total Return Index - is an index comprised of REITs that directly own all or part of the properties in their portfolios.
-	S&P BDC Total Return Index - is an index designed to track leading business development companies that trade on major U.S. exchanges.
-	Alerian MLP Total Return Index - is a cap-weighted index, whose constituents represent approximately 85% the total market capitalization of energy MLPs.
-	FT TaxCEFT Index - the First Trust Taxable Fixed Income Closed Fund Total Return Index is a cap weighted index designed to provide a broad representation of the taxable fixed income closed-end fund universe.
-	An investor can not invest directly in an unmanaged index. Indexes do not reflect fees and/or expenses.
-	Investing involves market risk, including the potential loss of principal. There are no assurances that the investment objective and strategies of the fund will be achieved. You could lose money by investing in the exchange-traded fund. Diversification does not assure a profit or protect against loss in a declining market. Past performance does not guarantee future performance results.

4

Shareholder Expense Example

June 30, 2018 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The expense examples are based on an investment of $1,000 invested at January 1, 2018 and held for the entire period ended June 30, 2018.

ACTUAL EXPENSES

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under the Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2018	Ending Account Value 6/30/2018	Annualized Expense Ratio for the Period	Expenses Paid During the Period(1)
GraniteShares HIPS US High Income ETF
Actual	$1,000.00	$1,011.80	0.70%	$3.49
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	0.70%	$3.51

(1)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six month period).

5

GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS US High Income ETF

June 30, 2018

Investments	Shares	Value

COMMON STOCKS – 89.9%
Capital Markets – 20.2%
AllianceBernstein Holding LP(a)	999	$28,521
Apollo Global Management LLC, Class A(a)	4,629	147,526
Apollo Investment Corp.	2,196	12,232
Ares Capital Corp.	4,735	77,891
Ares Management LP(a)	2,121	43,905
Arlington Asset Investment Corp., Class A	234	2,412
Artisan Partners Asset Management, Inc., Class A	776	23,396
BlackRock Capital Investment Corp.	720	4,198
Blackstone Group LP (The)(a)	13,921	447,839
Carlyle Group LP (The)(a)	3,840	81,792
Cohen & Steers, Inc.	248	10,344
Corporate Capital Trust, Inc.	1,403	21,915
Diamond Hill Investment Group, Inc.	32	6,222
Ellington Financial LLC(a)	297	4,636
Federated Investors, Inc., Class B	1,077	25,116
Fidus Investment Corp.	234	3,325
Franklin Resources, Inc.	3,532	113,201
FS Investment Corp.	2,687	19,749
Gladstone Capital Corp.	234	2,106
Gladstone Investment Corp.	315	3,707
Goldman Sachs BDC, Inc.	462	9,462
Golub Capital BDC, Inc.	685	12,535
Hercules Capital, Inc.	1,032	13,055
Invesco Ltd.	4,583	121,724
Janus Henderson Group PLC (United Kingdom)	2,008	61,706
Legg Mason, Inc.	954	33,132
Main Street Capital Corp.	625	23,787
Monroe Capital Corp.	198	2,669
New Mountain Finance Corp.	775	10,540
Newtek Business Services Corp.	148	2,947
Oaktree Capital Group LLC(a)	1,755	71,341
Oaktree Specialty Lending Corp.	1,347	6,439
Oaktree Strategic Income Corp.	270	2,295
Oxford Square Capital Corp.	504	3,478
PennantPark Floating Rate Capital Ltd.	433	5,915
PennantPark Investment Corp.	711	4,981
Prospect Capital Corp.	3,745	25,129
Pzena Investment Management, Inc., Class A	739	6,806
Solar Capital Ltd.	489	9,995
Solar Senior Capital Ltd.	135	2,202
TCG BDC, Inc.	726	12,356
TCP Capital Corp.	576	8,323
THL Credit, Inc.	324	2,534
TPG Specialty Lending, Inc.	557	9,993

See accompanying notes to the financial statements.

6

GraniteShares ETF Trust

Schedule of Investments (continued)

GraniteShares HIPS US High Income ETF

June 30, 2018

Investments	Shares	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Triangle Capital Corp.	468	$5,382
TriplePoint Venture Growth BDC Corp.	153	1,902
Waddell & Reed Financial, Inc., Class A	913	16,407
Westwood Holdings Group, Inc.	97	5,775
WhiteHorse Finance, Inc.	55	798

Total Capital Markets		1,573,641

Energy Equipment & Services – 4.0%
Baker Hughes a GE Co.	9,355	308,995
USA Compression Partners LP(a)	319	5,369
Total Energy Equipment & Services		314,364
Equity Real Estate Investment – 36.2%(b)

Alexander & Baldwin, Inc.(c)	748	17,578
Alexander’s, Inc.(c)	33	12,627
American Campus Communities, Inc.(c)	1,529	65,563
Apple Hospitality REIT, Inc.(c)	1,887	33,740
Armada Hoffler Properties, Inc.(c)	459	6,839
Brandywine Realty Trust(c)	1,552	26,198
Brixmor Property Group, Inc.(c)	2,632	45,876
CatchMark Timber Trust, Inc., Class A(c)	477	6,072
CBL & Associates Properties, Inc.(c)	1,499	8,349
Chesapeake Lodging Trust(c)	536	16,959
Colony Capital, Inc.(c)	5,596	34,919
CoreCivic, Inc.(c)	1,353	32,323
CorEnergy Infrastructure Trust, Inc.(c)	108	4,061
Corporate Office Properties Trust(c)	887	25,714
DDR Corp.(c)	1,300	23,270
DiamondRock Hospitality Co.(c)	1,729	21,232
Easterly Government Properties, Inc.(c)	522	10,315
EPR Properties(c)	726	47,038
Farmland Partners, Inc.(c)	288	2,534
Four Corners Property Trust, Inc.(c)	687	16,921
Front Yard Residential Corp.(c)	532	5,543
Gaming and Leisure Properties, Inc.(c)	2,223	79,583
GEO Group, Inc. (The)(c)	1,398	38,501
Getty Realty Corp.(c)	298	8,395
GGP, Inc.(c)	5,453	111,405
Gladstone Commercial Corp.(c)	351	6,746
Global Net Lease, Inc.(c)	755	15,425
Government Properties Income Trust(c)	896	14,202
Gramercy Property Trust(c)	1,395	38,111
Hospitality Properties Trust(c)	1,409	40,311
Host Hotels & Resorts, Inc.(c)	6,366	134,132

See accompanying notes to the financial statements.

7

GraniteShares ETF Trust

Schedule of Investments (continued)

GraniteShares HIPS US High Income ETF

June 30, 2018

Investments	Shares	Value

COMMON STOCKS (continued)
Equity Real Estate Investment (continued)
Independence Realty Trust, Inc.(c)	978	$10,083
Investors Real Estate Trust(c)	1,197	6,619
Iron Mountain, Inc.(c)	3,232	113,152
Jernigan Capital, Inc.(c)	225	4,288
Kimco Realty Corp.(c)	3,714	63,101
Kite Realty Group Trust(c)	756	12,912
LaSalle Hotel Properties(c)	962	32,929
Lexington Realty Trust(c)	2,420	21,127
Life Storage, Inc.(c)	522	50,796
Macerich Co. (The)(c)	944	53,648
Mack-Cali Realty Corp.(c)	783	15,879
MGM Growth Properties LLC, Class A(c)	2,234	68,048
Monmouth Real Estate Investment Corp., Class A(c)	688	11,373
National Retail Properties, Inc.(c)	1,326	58,291
One Liberty Properties, Inc.(c)	153	4,041
Outfront Media, Inc.(c)	1,546	30,070
Park Hotels & Resorts, Inc.(c)	1,751	53,633
Pebblebrook Hotel Trust(c)	588	22,814
Piedmont Office Realty Trust, Inc., Class A(c)	1,115	22,222
Preferred Apartment Communities, Inc., Class A(c)	364	6,184
QTS Realty Trust, Inc., Class A(c)	570	22,515
Ramco-Gershenson Properties Trust(c)	728	9,617
Realty Income Corp.(c)	2,460	132,323
Retail Opportunity Investments Corp.(c)	999	19,141
Retail Properties of America, Inc., Class A(c)	1,918	24,512
RLJ Lodging Trust(c)	1,494	32,943
Ryman Hospitality Properties, Inc.(c)	434	36,087
Select Income REIT(c)	561	12,606
Simon Property Group, Inc.(c)	2,670	454,407
Spirit Realty Capital, Inc.(c)	3,739	30,024
STAG Industrial, Inc.(c)	862	23,472
STORE Capital Corp.(c)	1,930	52,882
Summit Hotel Properties, Inc.(c)	886	12,679
Sunstone Hotel Investors, Inc.(c)	1,927	32,027
Tanger Factory Outlet Centers, Inc.(c)	820	19,262
Taubman Centers, Inc.(c)	529	31,084
UMH Properties, Inc.(c)	320	4,912
VEREIT, Inc.(c)	10,778	80,188
Washington Prime Group, Inc.(c)	1,705	13,828
Washington Real Estate Investment Trust(c)	882	26,751
Weingarten Realty Investors(c)	1,012	31,180
WP Carey, Inc.(c)	1,202	79,753
Xenia Hotels & Resorts, Inc.(c)	915	22,289
Total Equity Real Estate Investment		2,816,174

See accompanying notes to the financial statements.

8

GraniteShares ETF Trust

Schedule of Investments (continued)

GraniteShares HIPS US High Income ETF

June 30, 2018

Investments	Shares	Value

COMMON STOCKS (continued)
Mortgage Real Estate Investment – 8.7%
AG Mortgage Investment Trust, Inc.(c)	270	$5,073
AGNC Investment Corp.(c)	4,792	89,083
Annaly Capital Management, Inc.(c)	13,016	133,935
Anworth Mortgage Asset Corp.(c)	936	4,652
Apollo Commercial Real Estate Finance, Inc.(c)	1,253	22,905
Arbor Realty Trust, Inc.(c)	684	7,134
ARMOUR Residential REIT, Inc.(c)	470	10,721
Blackstone Mortgage Trust, Inc., Class A(c)	1,220	38,345
Capstead Mortgage Corp.(c)	945	8,458
Chimera Investment Corp.(c)	2,096	38,315
CYS Investments, Inc.(c)	1,747	13,103
Granite Point Mortgage Trust, Inc.(c)	487	8,936
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(c)	553	10,922
Invesco Mortgage Capital, Inc.(c)	1,249	19,859
KKR Real Estate Finance Trust, Inc.	119	2,354
Ladder Capital Corp.(c)	1,189	18,572
MFA Financial, Inc.(c)	4,479	33,951
MTGE Investment Corp.(c)	508	9,957
New Residential Investment Corp.(c)	3,774	66,007
New York Mortgage Trust, Inc.(c)	1,125	6,761
PennyMac Mortgage Investment Trust(c)	701	13,312
Redwood Trust, Inc.(c)	849	13,983
Starwood Property Trust, Inc.(c)	2,937	63,762
Sutherland Asset Management Corp.(c)	175	2,844
TPG RE Finance Trust, Inc.(c)	120	2,438
Two Harbors Investment Corp.(c)	1,963	31,015
Total Mortgage Real Estate Investment		676,397

Oil, Gas & Consumable Fuels – 20.8%
Alliance Resource Partners LP(a)	560	10,276
Andeavor Logistics LP(a)	751	31,940
Black Stone Minerals LP(a)	1,398	25,849
Buckeye Partners LP(a)	1,281	45,027
CNX Midstream Partners LP(a)	173	3,354
Crestwood Equity Partners LP(a)	398	12,636
CVR Refining LP(a)	428	9,566
DCP Midstream LP(a)	760	30,058
Dominion Energy Midstream Partners LP	528	7,181
Enable Midstream Partners LP(a)	699	11,960
Enbridge Energy Partners LP(a)	2,937	32,101
Energy Transfer Equity LP(a)	7,231	124,735
Energy Transfer Partners LP(a)	8,988	171,132
EnLink Midstream LLC	549	9,031
EnLink Midstream Partners LP(a)	1,381	21,447
Enterprise Products Partners LP(a)	12,417	343,578
Enviva Partners LP	270	7,857
EQT Midstream Partners LP	535	27,601

See accompanying notes to the financial statements.

9

GraniteShares ETF Trust

Schedule of Investments (continued)

GraniteShares HIPS US High Income ETF

June 30, 2018

Investments	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Genesis Energy LP(a)	883	$19,347
Golar LNG Partners LP (United Kingdom)	386	5,968
Hess Midstream Partners LP	267	5,260
Holly Energy Partners LP(a)	385	10,880
MPLX LP(a)	2,392	81,663
NGL Energy Partners LP(a)	1,030	12,875
NuStar Energy LP(a)	670	15,175
Plains All American Pipeline LP(a)	3,580	84,631
Plains GP Holdings LP, Class A*	2,361	56,451
Rice Midstream Partners LP	854	14,535
SemGroup Corp., Class A	550	13,970
Shell Midstream Partners LP	1,119	24,819
Ship Finance International Ltd. (Norway)	806	12,050
Spectra Energy Partners LP(a)	748	26,494
Summit Midstream Partners LP(a)	359	5,529
Sunoco LP(a)	392	9,784
Tallgrass Energy Partners LP(a)	771	33,392
Targa Resources Corp.	1,826	90,369
TC PipeLines LP(a)	445	11,548
Teekay LNG Partners LP (Bermuda)	434	7,313
Viper Energy Partners LP(a)	337	10,754
Western Gas Equity Partners LP	336	12,012
Western Gas Partners LP(a)	877	42,438
Williams Partners LP(a)	2,041	82,844
Total Oil, Gas & Consumable Fuels		1,615,430
Total Common Stocks (Cost $6,919,927)		6,996,006

INVESTMENT COMPANIES – 9.1%
Aberdeen Asia-Pacific Income Fund, Inc.	2,838	12,260
Advent Claymore Convertible Securities and Income Fund	223	3,410
AllianceBernstein Global High Income Fund, Inc.	955	11,021
AllianzGI Convertible & Income Fund	983	6,871
AllianzGI Convertible & Income Fund II	833	5,023
AllianzGI Diversified Income & Convertible Fund	114	2,616
Apollo Senior Floating Rate Fund, Inc.	153	2,498
Apollo Tactical Income Fund, Inc.	144	2,246
Ares Dynamic Credit Allocation Fund, Inc.	234	3,765
Barings Global Short Duration High Yield Fund	198	3,718
BlackRock Corporate High Yield Fund, Inc.	1,410	14,749

See accompanying notes to the financial statements.

10

GraniteShares ETF Trust

Schedule of Investments (continued)

GraniteShares HIPS US High Income ETF

June 30, 2018

Investments	Shares	Value

INVESTMENT COMPANIES (continued)
BlackRock Credit Allocation Income Trust	1,162	$14,037
BlackRock Debt Strategies Fund, Inc.	603	6,742
BlackRock Floating Rate Income Strategies Fund, Inc.	444	6,172
BlackRock Floating Rate Income Trust	234	3,058
BlackRock Income Trust, Inc.	633	3,690
BlackRock Limited Duration Income Trust	369	5,487
BlackRock Multi-Sector Income Trust	453	7,742
BlackRock Taxable Municipal Bond Trust	633	13,989
Blackstone/GSO Senior Floating Rate Term Fund	144	2,595
Blackstone/GSO Strategic Credit Fund	491	7,763
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	207	2,358
Brookfield Real Assets Income Fund, Inc.	410	9,307
Calamos Convertible and High Income Fund	807	10,281
Calamos Convertible Opportunities and Income Fund	783	9,232
Calamos Dynamic Convertible & Income Fund	271	5,845
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	334	8,540
Cohen & Steers Select Preferred and Income Fund, Inc.	118	3,168
Credit Suisse High Yield Bond Fund	990	2,623
DoubleLine Funds Trust - DoubleLine Opportunistic Credit Fund	144	3,005
DoubleLine Income Solutions Fund	1,131	22,609
Dreyfus High Yield Strategies Fund	720	2,268
Duff & Phelps Utility and Corporate Bond Trust, Inc.	306	2,674
Eagle Point Credit Co., Inc.	271	4,924
Eaton Vance Floating-Rate 2022 Target Term Trust	263	2,483
Eaton Vance Floating-Rate Income Trust	396	5,742
Eaton Vance Limited Duration Income Fund	1,282	16,128
Eaton Vance Senior Floating-Rate Trust	369	5,303
Eaton Vance Senior Income Trust	374	2,386
Eaton Vance Short Duration Diversified Income Fund	176	2,291
First Trust High Income Long/Short Fund	394	5,804

See accompanying notes to the financial statements.

11

GraniteShares ETF Trust

Schedule of Investments (continued)

GraniteShares HIPS US High Income ETF

June 30, 2018

Investments	Shares	Value

INVESTMENT COMPANIES (continued)
First Trust Intermediate Duration Preferred & Income Fund	675	$14,573
First Trust Senior Floating Rate 2022 Target Term Fund	351	3,257
First Trust Senior Floating Rate Income Fund II	261	3,354
Flaherty & Crumrine Preferred Securities Income Fund, Inc.	482	9,119
Franklin Limited Duration Income Trust	216	2,359
Guggenheim Taxable Municipal Managed Duration Trust	171	3,709
Highland Floating Rate Opportunities Fund	801	12,512
Invesco Dynamic Credit Opportunities Fund	838	9,738
Invesco High Income 2023 Target Term Fund	234	2,317
Invesco Senior Income Trust	2,032	8,697
Ivy High Income Opportunities Fund	162	2,321
John Hancock Preferred Income Fund	307	6,686
John Hancock Preferred Income Fund II	260	5,546
John Hancock Preferred Income Fund III	361	6,729
KKR Income Opportunities Fund	269	4,455
MainStay MacKay DefinedTerm Municipal Opportunities Fund	307	5,953
MFS Charter Income Trust	631	5,004
MFS Intermediate Income Trust	1,170	4,516
MFS Multimarket Income Trust	765	4,322
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	666	4,462
Neuberger Berman High Yield Strategies Fund, Inc.	189	2,045
Nuveen Build America Bond Fund	311	6,410
Nuveen Credit Opportunities 2022 Target Term Fund	308	2,907
Nuveen Credit Strategies Income Fund	1,541	12,251
Nuveen Floating Rate Income Fund	658	6,876
Nuveen Floating Rate Income Opportunity Fund	496	5,163
Nuveen Global High Income Fund, Class I	225	3,474
Nuveen High Income December 2018 Target Term Fund	288	2,845
Nuveen High Income December 2019 Target Term Fund	268	2,634
Nuveen High Income November 2021 Target Term Fund	649	6,204
Nuveen Intermediate Duration Municipal Term Fund	524	6,519

See accompanying notes to the financial statements.

12

GraniteShares ETF Trust

Schedule of Investments (continued)

GraniteShares HIPS US High Income ETF

June 30, 2018

Investments	Shares	Value

INVESTMENT COMPANIES (continued)
Nuveen Mortgage Opportunity Term Fund	178	$4,185
Nuveen Preferred & Income Opportunities Fund	1,163	10,851
Nuveen Preferred & Income Securities Fund	2,253	19,849
Nuveen Preferred & Income Term Fund	274	6,338
Nuveen Senior Income Fund	374	2,330
PGIM Global Short Duration High Yield Fund, Inc.	480	6,557
PGIM Short Duration High Yield Fund, Inc.	399	5,586
PIMCO Corporate & Income Opportunity Fund	900	15,741
PIMCO Corporate & Income Strategy Fund	462	8,108
PIMCO Dynamic Credit and Mortgage Income Fund	1,533	36,133
Pimco Dynamic Income Fund	595	18,963
PIMCO High Income Fund	1,460	12,191
PIMCO Income Opportunity Fund	194	5,298
PIMCO Income Strategy Fund	318	3,768
PIMCO Income Strategy Fund II	685	7,172
PIMCO Strategic Income Fund, Inc.	514	4,975
Pioneer Floating Rate Trust	243	2,717
Pioneer High Income Trust	288	2,676
Putnam Premier Income Trust	1,312	6,862
Templeton Emerging Markets Income Fund	573	5,885
Templeton Global Income Fund	1,498	9,198
Voya Prime Rate Trust	1,626	8,179
Wells Fargo Income Opportunities Fund	702	5,609
Wells Fargo Multi-Sector Income Fund	342	4,268
Western Asset Emerging Markets Debt Fund, Inc.	702	9,316
Western Asset Global Corporate Defined Opportunity Fund, Inc.	144	2,412
Western Asset Global High Income Fund, Inc.	450	4,104
Western Asset High Income Fund II, Inc.	864	5,564
Western Asset High Income Opportunity Fund, Inc.	1,462	7,047
Western Asset High Yield Defined Opportunity Fund, Inc.	225	3,283
Western Asset Inflation-Linked Opportunities & Income Fund	703	7,838
Western Asset Inflation-Linked Securities & Income Fund	288	3,292
Western Asset Mortgage Defined Opportunity Fund, Inc.	99	2,281

See accompanying notes to the financial statements.

13

GraniteShares ETF Trust

Schedule of Investments (continued)

GraniteShares HIPS US High Income ETF

June 30, 2018

Investments	Shares	Value

INVESTMENT COMPANIES (continued)
BlackRock Core Bond Trust	536	$6,839
Total Investment Companies
(Cost $735,481)		708,795
MONEY MARKET FUND – 0.2%

BlackRock Treasury Trust, 1.70%(d)
(Cost $18,599)	18,599	18,599
Total Investments – 99.2%
(Cost $7,674,007)		7,723,400
Other Assets in Excess of
Liabilities – 0.8%		62,592

Net Assets – 100.0%		$7,785,992

*	Non-income producing security.
(a)	Master Limited Partnership (“MLP”)
(b)	To the extent the Fund invests more heavily in particular sectors of the economy its performance will be especially sensitive to developments that significantly affect those sectors.
(c)	Real Estate Investment Trust (“REIT”)
(d)	Rate shown reflects the 7-day yield as of June 30, 2018.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Common Stocks	$6,996,006	$–	$–	$6,996,006
Investment Companies	708,795	–	–	708,795
Money Market Fund	18,599	–	–	18,599
Total	$7,723,400	$–	$–	$7,723,400

For the period ended June 30, 2018, there were no transfers between any levels. As of June 30, 2018 there were no Level 3 investments held in the Fund.

See accompanying notes to the financial statements.

14

GraniteShares ETF Trust

Statement of Assets and Liabilities

June 30, 2018

GraniteShares
HIPS US High
Income ETF
Assets:
Investments at cost	$7,674,007
Investments at value	$7,723,400
Securities sold receivable	1,323,148
Dividends and interest receivable	35,025
Total Assets	9,081,573
Liabilities:
Payable to custodian	321
Securities purchased payable	1,270,943
Advisory fees payable	17,151
Trustees’ fees payable	1,667
CCO fees payable	5,499
Total Liabilities	1,295,581
Net Assets	$7,785,992

Net Assets Consist of:
Paid-in capital	$8,058,447
Distributions in excess of net investment income	(267,756)
Accumulated net realized loss	(54,092)
Net unrealized appreciation	49,393
Net Assets	$7,785,992

Shares Outstanding	450,000

Net Asset Value per share:	$17.30

See accompanying notes to the financial statements.

15

GraniteShares ETF Trust

Statement of Operations

	GraniteShares HIPS US High Income ETF
	Year Ended June 30, 2018*	Year Ended November 30, 2017
Investment Income:
Dividends	$187,461	$370,193
Interest	—	218
Total Investment Income	187,461	370,411
Expenses:
Advisory fees	36,398	70,622
Trustees’ fees	3,646	—
CCO fees	10,495	—
Total Expenses	50,539	70,622
Expense Reimbursement	(14,141)	—
Net Expenses	36,398	70,622
Net Investment Income	151,063	299,789
Net Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	(29,469)	181,484
Distributions by other investment companies	342	—
In-Kind redemptions	164,659	—
Net realized gain	135,532	181,484
Net change in unrealized appreciation (depreciation) on investments	(25,385)	168,598
Net Realized and Unrealized Gain	110,147	350,082
Net Increase in Net Assets Resulting from Operations	$261,210	$649,871

* For the period December 1, 2017 to June 30, 2018.

See accompanying notes to the financial statements.

16

GraniteShares ETF Trust

Statements of Changes in Net Assets

	GraniteShares HIPS US High Income ETF
	Year Ended June 30,	Year Ended November 30,
	2018*	2017	2016
Operations:
Net investment income	$151,063	$299,789	$242,439
Net realized gain (loss)	135,532	181,484	(240,167)
Net change in unrealized gain (loss)	(25,385)	168,598	673,686
Net Increase in Net Assets Resulting from Operations	261,210	649,871	675,958

Distributions to shareholders:
From net investment income	(299,833)	(250,280)	(279,464)
Tax return of capital to shareholders	(87,167)	(426,970)	(139,786)
Total distributions to shareholders	(387,000)	(677,250)	(419,250)

From share transactions:
Proceeds from sales of shares	—	4,489,725	1,746,685
Cost of shares redeemed	(2,581,936)	(934,185)	—
Net increase (decrease) in net assets resulting from share transactions	(2,581,936)	3,555,540	1,746,685
Total Increase (Decrease) in net assets	(2,707,726)	3,528,161	2,003,393

Net Assets:
Beginning of year	10,493,718	6,965,557	4,962,164
End of year	$7,785,992	$10,493,718	6,965,557
Distributions in excess of net investment income	$(267,756)	$(74,917)	(56,677)

Changes in Shares Outstanding:
Shares outstanding, beginning of year	600,000	400,000	300,000
Shares sold	—	250,000	100,000
Shares redeemed	(150,000)	(50,000)	—
Shares outstanding, end of year	450,000	600,000	400,000

* For the period December 1, 2017 to June 30, 2018.

See accompanying notes to the financial statements.

17

GraniteShares ETF Trust

Financial Highlights

	Year Ended		Year Ended November 30,		For the Period January 6, 2015* to November 30,
GraniteShares HIPS US High Income ETF	June 30, 2018(a)		2017	2016	2015
Operating Performance:
Net asset value, beginning of year/period	$17.49		$17.41	$16.54	$20.00
Net investment income(b)	0.29		0.57	0.74	0.63
Distributions of net realized gains from investments in other investment companies	—	(d)	—	—	—
Net realized and unrealized gain (loss)(c)	0.27		0.80	1.42	(3.01)
Total gain (loss) from investment operations	0.56		1.37	2.16	(2.38)
Less distributions from:
Net investment income	(0.58)		(0.48)	(0.85)	(0.59)
Tax return of capital to shareholders	(0.17)		(0.81)	(0.44)	(0.49)
Total distributions	(0.75)		(1.29)	(1.29)	(1.08)
Net asset value, end of year/period	$17.30		$17.49	$17.41	$16.54
Total Return(e)	3.38	%(f)	7.87%	14.02%	(12.39	)%(f)
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of year/period (in 000’s)	$7,786		$10,494	$6,966	$4,962
Ratio of net investment income to average net assets	2.92	%(g)	3.18%	4.49%	3.72	%(g)
Ratio of net investment income (loss) excluding tax expense to average net assets	2.92	%(g)	3.18%	4.50%	3.72	%(g)
Ratio of operating expenses before waivers/reimbursements	0.98	%(g)	0.75%	0.76%	0.75	%(g)
Ratio of net operating expenses net of waivers/reimbursements	0.70	%(g)	0.75%	0.75%	0.75	%(g)
Portfolio turnover rate(h)	33	%(f)	88%	54%	23	%(f)

*	Commencement of operations.
(a)	For the period December 1, 2017 to June 30, 2018.
(b)	Per share data is calculated using the average daily shares outstanding method.
(c)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(d)	Amount represents less than $0.005 per share.
(e)	Total return would have been lower if certain fees had not been reimbursed by the Advisor.
(f)	Not annualized.
(g)	Annualized.
(h)	Excludes the impact of in-kind transactions.

See accompanying notes to the financial statements.

18

Notes to Financial Statements

June 30, 2018

1. ORGANIZATION

GraniteShares HIPS US High Income ETF (the “Fund”) is a diversified series of GraniteShares ETF Trust (the “Trust”), an open-end management investment company consisting of three investment series, organized as a Delaware statutory trust on November 7, 2016. The remaining Funds in the Trust is presented separately. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the TFMS HIPS 300 Index (the “Index”). The Fund commenced operations on January 6, 2015.

On December 13, 2017, the shareholders of the Master Income ETF (the “Reorganizing Fund”), a series of the ETF Series Solutions, approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Reorganizing Fund to the GraniteShares ETF Trust. The GraniteShares HIPS US High Income ETF, a new series of the Trust, assumed the financial and performance history of the Master Income ETF. The tax-free merger took place on December 15, 2017.

The Fund’s fiscal year was changed to June 30. As a result, the Fund had a shortened fiscal year covering the transitional period between the Fund’s prior fiscal year end November 30, 2017 and June 30, 2018.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund follows the accounting and reporting guidance in the Accounting Standards Codifications 946, “Financial Services—Investment Companies” issued by the U.S. Financial Accounting Standards Board.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in master limited partnerships (“MLPs”) generally are comprised of ordinary income and return of capital from the MLPs. The Fund allocates distributions between investment income and return of capital based on estimates. Such estimates are based on information provided by each MLP and other industry sources. These estimates may subsequently be revised based on actual allocations received from MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund.

Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

Distributions received from the Fund’s investments in closed-end funds (“CEFs”) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the CEFs and management’s estimates of such amounts based on historical information. These estimates are adjusted with the tax returns after the actual source of distributions has been disclosed by the CEFs and may differ from the estimated amounts.

Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends.

19

Notes to Financial Statements (continued)

June 30, 2018

3. SECURITIES VALUATION

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange Arca, Inc. (“NYSE Arca”) is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre- established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” A variety of factors may be considered in determining the fair value of such securities.

Valuing the Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

Fair Valuation Measurement

The Financial Accounting Standards Board established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value the Fund’s investments at June 30, 2018, is disclosed at the end of the Fund’s Schedule of Investments.

4. ADVISORY AND OTHER AGREEMENTS

GraniteShares Advisors LLC, the investment adviser to the Fund, is a Delaware limited Liability Company located at 205 Hudson Street, 7th Floor, New York, NY 10013. The Adviser provides investment advisory services to exchange-traded funds. The Adviser serves as investment adviser to the Fund with overall responsibility for the portfolio management of the Fund, subject to the supervision of the Board of Trustees (the “Board”) of the Trust. For its services, the Adviser receives a fee that is equal to 0.70% per annum of the average daily net assets of the Fund.

20

Notes to Financial Statements (continued)

June 30, 2018

During the period ended June 30, 2018, the Fund reimbursed $1,372.

The Bank of New York Mellon (in each capacity, the “Administrator”, “Custodian,” “Accounting Agent” or “Transfer Agent”) serves as the Funds’ Administrator, Custodian, Accounting Agent and Transfer Agent pursuant to the Funds Administration and Accounting Agreement. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Foreside Fund Services, LLC. (“Distributor”) serves as the Funds’ distributor. The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, the Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of its average net assets in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. No distribution fees are currently charged to the Funds; there are no plans to impose these fees.

5. SHARE TRANSACTIONS

Shares of the Fund are listed and traded on NYSE Arca. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of a Creation Unit. The standard fixed transaction fee for the Fund is $750, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. There were no variable fees received during the year. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

6. INVESTMENT TRANSACTIONS

During the year ended June 30, 2018, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $2,925,734 and $3,027,492, respectively.

During the year ended June 30, 2018, in-kind transactions associated with creations and redemptions were $- and $2,564,480, respectively.

7. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a ‘‘regulated investment company’’ under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to a Federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the consolidated financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are ‘‘more-likely-than-not’’ of being sustained by the applicable tax authority. Tax positions not deemed to meet the more than- likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of November 30, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

21

Notes to Financial Statements (continued)

June 30, 2018

At June 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$7,923,638	$176,078	$(376,316)	$(200,238)

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sales and investments in pass through entities.

At June 30, 2018, the components of undistributed or accumulated earnings/loss on a tax-basis were as follows:

Undistributed Net Investment Income (Loss)	Accumulated Capital and Other Gains (Losses)		Net Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
$—	$(72,217	)*	$(200,238)	$(272,455)

* Amount represents capital loss carryforward for Federal income tax purposes which is available for offset against future taxable net capital gains. Accordingly, no capital gain distributions are expected to be paid to shareholders of the Fund until future net capital gains have been realized in excess of the available capital loss carryforward.

At June 30, 2018, the effect of permanent book/tax reclassifications resulted in increase/(decrease) to the components of net assets were as follows:

Undistributed Net Investment Income (Loss)	Undistributed Capital Gains (Accumulated Losses)	Paid-In Capital
$43,098	$(38,680)	$(4,418)

The tax character of distributions paid by the Fund during the year ended June 30, 2018 and the year ended November 30, 2017 were as follows.

	Year Ended June 30, 2018*	Year End November 30, 2017
Ordinary Income	$299,833	$250,280
Return of Capital	87,167	426,970
Total Distributions Paid	$387,000	$677,250

* For the period December 1, 2017 to June 30, 2018.

8. INDEMNIFICATION

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Management expects this risk of loss due to be remote

9. PRINCIPAL RISKS

In the normal course of business, the Fund makes investments in financial instruments where the risk of potential loss exists due to changes in the market. The following is a description of select risks of investing in the Fund.

22

Notes to Financial Statements (continued)

June 30, 2018

REIT Investment Risk: Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

MLP Risk: MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising. In addition, most MLPs are fairly leveraged and typically carry a portion of a “floating” rate debt. As such, a significant upward swing in interest rates would also drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions. MLP investments also entail many of the general tax risks of investing in a partnership. Limited partners in an MLP typically have limited control and limited rights to vote on matters affecting the partnership. Additionally, there is always the risk that an MLP will fail to qualify for favorable tax treatment.

Business Development Company (“BDC”) Risk: BDC’s may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs usually trade at a discount to their NAV because they invest in unlisted securities and have limited access to capital markets. BDC’s are subject to management and other expenses, which will be indirectly paid by the Fund.

Investment Company Risk: The risks of investment in investment companies typically reflect the risks of the types of instruments in which the investment companies invest in. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund may be subject to statutory limits with respect to the amount it can invest in other investment companies, which may adversely affect the Fund’s ability to achieve its investment objective.

Sector Risk: To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

10. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Effective December 13, 2017, KPMG LLP was appointed the Funds’ independent registered public accounting firm for the 2018 fiscal year. The selection of KPMG LLP was recommended by the Trust’s Audit Committee, comprised of all non-interested Trustees, and was approved by the Board.

11. SUBSEQUENT EVENTS

Effective August 17, 2018, the Board of Trustees of the GraniteShares ETF Trust unanimously approved an amendment to the Advisory Agreement with Adviser, on behalf of GraniteShares HIPS High Income ETF, to adopt a unitary fee of 0.70%. The unitary fee replaces the current investment advisory fee structure for the Fund, and covers substantially all Fund expenses (excluding interest, taxes, brokerage commissions, expenses related to short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the HIPS Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act).

The Funds have evaluated subsequent events through the issuance of the consolidated financial statements and determined that no other events have occurred that require disclosure.

23

GraniteShares ETF Trust

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
GraniteShares ETF Trust :

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of GraniteShares HIPS US High Income ETF (the “Fund”, formerly Master Income ETF, a series of ETF Series Solutions), a series of GraniteShares ETF Trust, including the schedule of investments, as of June 30, 2018, the related statement of operations, and the statement of changes in net assets for the period from December 1, 2017 to June 30, 2018, and the related notes (collectively, the financial statements) and the financial highlights for the period from December 1, 2017 to June 30, 2018. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2018, the results of its operations, changes in its net assets and financial highlights for the period from December 1, 2017 to June 30, 2018, in conformity with U.S. generally accepted accounting principles. The statements of changes in net assets for the two-year period ended November 30, 2017, and the financial highlights for each of the years in the two-year period ended November 30, 2017 and for the period from January 6, 2015 through November 30, 2015, were audited by other independent registered public accountants whose report, dated January 26, 2018, expressed an unqualified opinion on those financial statements and those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2018, by correspondence with custodians and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more GraniteShares LLC investment companies since 2017.

New York, NY
August 27, 2018

24

GraniteShares ETF Trust

Trustees and Officers

MANAGEMENT OF THE TRUST

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Fund Management.”

Set forth below are the names, birth years, positions with the Trust, length of term of office, the number of portfolios in the Fund Complex (defined below) overseen, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee, as well as information about each officer of the Trust. The business address of each Trustee and officer of the Trust is 205 Hudson Street, 7th Floor, New York, NY 10013. The “Fund Complex” includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser.

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee and/or Officer	Other Directorships Held by Trustee During Past 5 Years
		Interested Trustees and Officers
William Rhind 1979	Trustee, Chairman of the Board, and President of the Trust (since 2016)(1)	CEO, World Gold Trust Services LLC (sponsor of SPDR Gold Trust) (2013-2016)	3	Director, University of Bath Foundation (charitable organization)

		Managing Director, ETF Securities (investment advisory firm) (2007-2013)

James R . Nash 1981	Chief Compliance Officer of the Trust (since 2017)	Fund Chief Compliance Officer, Foreside Fund Officer Services, LLC (fund compliance services firm) (2016-present)	3	None

		Senior Associate and Regulatory Advisor, J .P . Morgan Chase Bank, N .A . (2014-2016)

		Back Officer Product Analyst, Linedata Services (financial services software firm) (2011-2014)

(1) William Rhind is an interested trustee due to his ownership of shares of, and his position as CEO of, GraniteShares, Inc., the owner of the Adviser.

		Independent Trustees
Steven James Smyser 1973	Independent Trustee of the Trust (since 2017)	CFO, Packet Host, Inc . (information technology firm) (2014-present) Founder, Silver Horse Capital Partners, LLC (hedge fund) (2013-present) Director, Citi (1999-2013)	3	None

Seddik Meziani 1952	Independent Trustee of the Trust (since 2017)	Professor, Montclair State University, New Jersey (1999-present)	3	Member of the Research Advisory Board, ETF Global, LLC (market data and research provider)

25

GraniteShares ETF Trust

Supplemental Information (Unaudited)

Federal Tax Information

For the fiscal year ended June 30, 2018, certain dividends paid by the Fund may be subject to the maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 17.76%.

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2018 was 15.90%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Quarterly Portfolio Holdings Information

The Fund will be required to file its complete schedule of portfolio holdings with the SEC for their first and third quarters on Form N-Q. Copies of the filings will be available without charge on the SEC’s website at www.sec.gov. You will also be able obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Information

A description of the Fund proxy voting policies and procedures, as well as a record of how the Fund voted proxies during the most recent 12-month period ended June 30, is available without charge upon request by calling 1-844-476-8747. This information will also be available on the SEC’s website at www.sec.gov.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Fund’s website at www.graniteshares.com.

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider the fund’s investment goals, risks, charges and expense before investing. A prospectus contains this and other important information. Please read carefully before investing.

Distributor, Foreside Fund Services, LLC

26

GraniteShares ETF Trust

205 Hudson Street, 7th Floor

New York, NY 10013

27

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of trustees has determined that Seddik Meziani is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $34,000 for 2017 and $28,000 for 2018.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2017 and $0 for 2018.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2017 and $6,000 for 2018.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2017 and $0 for 2018.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Audit Committee of the Trust’s Board of Trustees is responsible for, among other things, the appointment, compensation and oversight of the work of the Trust’s auditor. As part of this responsibility, and to ensure that the Auditor’s independence is not impaired, the Audit Committee (1) pre-approves the audit and non-audit services provided to the Trust by the Auditor, and (2) all non-audit services provided to the Trust’s investment adviser and advisory affiliates (that directly relate to the Trust’s operations and financial reporting). except that (a) services provided to a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser, and (b) de minimis non-audit services, shall not require pre-approval.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) n/a. No expenses for the period considered

(c) n/a. No expenses for the period considered

(d) n/a. No expenses for the period considered

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2017 and $0 for 2018.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant has a separately designated audit committee consisting of all the independent directors of the registrant. The members of the audit committee are: Steven J. Smyser and Seddik Meziani.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Change in the registrant’s independent registered public accounting firm is attached hereto

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GraniteShares ETF Trust

By (Signature and Title)*	/s/ William Rhind
William Rhind, Trustee, President and Chief Financial Officer
(principal executive officer and principal financial officer)

Date	3/13/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Rhind
William Rhind, Trustee, President and Chief Financial Officer
(principal executive officer and principal financial officer)

Date	3/13/2019

* Print the name and title of each signing officer under his or her signature.